Consolidated Statements of Total Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Earnings	Retained Earnings	Total Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2015	$ 4,060,177	$ 643	$ 3,287,827	$ (105,622)	$ 874,436	$ 4,057,284	$ 2,893
Beginning Balance (in shares) at Dec. 31, 2015		64,479,000
Consolidated net earnings	425,444				425,386	425,386	58
Other comprehensive (loss) earnings	(25,004)			(25,065)		(25,065)	61
Dividends declared ($1.64 in 2016 and $1.72 in 2017 & 1.84 in 2018 per common share)	(105,036)				(105,036)	(105,036)
Issuances of common stock for stock award plans	26,112	$ 3	26,109			26,112
Issuances of common stock for stock award plans (in shares)		285,000
Repurchases of common stock	$ (259,228)	$ (16)			(259,212)	(259,228)
Repurchases of common stock, Shares	(1,587,987)	(1,588,000)
Stock-based compensation expense	$ 20,481		20,481			20,481
Distributions to owners of noncontrolling interest	(400)						(400)
Contribution from owners of noncontrolling interest	44		44			44
Ending Balance at Dec. 31, 2016	4,142,590	$ 630	3,334,461	(130,687)	935,574	4,139,978	2,612
Ending Balance (in shares) at Dec. 31, 2016		63,176,000
Consolidated net earnings	713,385				713,342	713,342	43
Other comprehensive (loss) earnings	1,593			1,583		1,583	10
Dividends declared ($1.64 in 2016 and $1.72 in 2017 & 1.84 in 2018 per common share)	(108,852)				(108,852)	(108,852)
Issuances of common stock for stock award plans	14,893	$ 2	14,891			14,893
Issuances of common stock for stock award plans (in shares)		155,000
Shares withheld for employees' income tax obligations	(11,805)		(11,805)			(11,805)
Repurchases of common stock	$ (99,999)	$ (4)			(99,995)	(99,999)
Repurchases of common stock, Shares	(457,742)	(458,000)
Stock-based compensation expense	$ 30,460		30,460			30,460
Contribution from owners of noncontrolling interest	212						212
Ending Balance at Dec. 31, 2017	$ 4,682,477	$ 628	3,368,007	(129,104)	1,440,069	4,679,600	2,877
Ending Balance (in shares) at Dec. 31, 2017	62,873,000	62,873,000
Consolidated net earnings	$ 470,376				469,998	469,998	378
Other comprehensive (loss) earnings	(14,462)			(14,475)		(14,475)	13
Dividends declared ($1.64 in 2016 and $1.72 in 2017 & 1.84 in 2018 per common share)	(116,436)				(116,436)	(116,436)
Issuances of common stock for stock award plans	14,245	$ 1	14,244			14,245
Issuances of common stock for stock award plans (in shares)		163,000
Shares withheld for employees' income tax obligations	(11,865)		(11,865)			(11,865)
Repurchases of common stock	$ (100,377)	$ (5)			(100,372)	(100,377)
Repurchases of common stock, Shares	(521,140)	(521,000)
Stock-based compensation expense	$ 29,253		29,253			29,253
Noncontrolling interest acquired in business combination	9,001						9,001
Purchase of the noncontrolling interest in the existing joint venture	(12,800)		(3,580)			(3,580)	(9,220)
Ending Balance at Dec. 31, 2018	$ 4,949,412	$ 624	$ 3,396,059	$ (143,579)	$ 1,693,259	$ 4,946,363	$ 3,049
Ending Balance (in shares) at Dec. 31, 2018	62,515,000	62,515,000